Annual Fund Operating Expenses - First Trust Low Duration Strategic Focus ETF - First Trust Low Duration Strategic Focus ETF	Jan. 03, 2022
Operating Expenses:
Management Fees	0.20%
Distribution and Service (12b-1) Fees	none
Other Expenses	none
Acquired Fund Fees and Expenses	0.57%
Total Annual Fund Operating Expenses	0.77%